MORTGAGE PAYABLE - (Disclosure of mortgage payable) (Details) - CAD ($)					8 Months Ended	12 Months Ended
	Jul. 09, 2021	Feb. 01, 2021	Feb. 01, 2020	Jan. 07, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance						$ 2,442,830	$ 2,437,175
New mortgage (refinancing)						1,054,000	0
Transaction costs						(61,123)	(18,345)
Interest expense						274,384	220,699
Repayments						(208,537)	(196,699)
Ending balance					$ 2,437,175	3,501,554	2,442,830
First Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance						0	2,437,175
New mortgage (refinancing)				$ 2,446,000		0	(2,446,000)
Transaction costs					(50,755)	0	0
Interest expense					164,242	0	42,457
Repayments						0	(33,632)
Ending balance					2,437,175	0	0
Second Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance						2,442,830	0
New mortgage (refinancing)			$ 2,446,000			(2,446,000)	2,446,000
Transaction costs						0	(18,345)
Interest expense					0	35,783	178,242
Repayments						(32,613)	(163,067)
Ending balance					0	0	2,442,830
Third Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance						0	0
New mortgage (refinancing)		$ 2,446,000				0	0
Transaction costs						(18,345)	0
Interest expense					0	104,723	0
Repayments						(86,378)	0
Ending balance					0	0	0
Fourth Mortgage [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance						0	0
New mortgage (refinancing)	$ 3,500,000					3,500,000	0
Transaction costs						(42,778)	0
Interest expense					0	133,878	0
Repayments						(89,546)	0
Ending balance					$ 0	$ 3,501,554	$ 0